Statutory Reserves and Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2024
Statutory Reserves and Restricted Net Assets [Abstract]
Schedule of PRC Subsidiaries	Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.
	As of December 31	As of December 31,
	2024	2023
PRC entities
Paid-in capital	$82,393,866	$86,131,578
Additional paid-in capital	137,736,852	144,532,239
Statutory reserves	10,848,816	10,848,816
Total restricted net assets	$230,979,534	$241,512,633